Subsidiaries and Operating Segments (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Group's Affiliates are Included in Consolidated Financial Statements

The following Group’s affiliates are legal entities included in the Consolidated Financial Statements of the Group at December 31, 2018.

Entity	Country			% Group Interest		Consolidation Method
Cross Operating Segment
Constellium Singen GmbH (AS&I and P&ARP)		Germany		100%		Full
Constellium Valais S.A. (AS&I and A&T)		Switzerland		100%		Full

AS&I
Constellium Automotive USA, LLC		US		100%		Full
Constellium Engley (Changchun) Automotive Structures Co Ltd.		China		54%		Full
Constellium Extrusions Decin S.r.o.		Czech Republic		100%		Full
Constellium Extrusions Deutschland GmbH		Germany		100%		Full
Constellium Extrusions Landau GmbH		Germany		100%		Full
Constellium Extrusions Burg GmbH		Germany		100%		Full
Constellium Extrusions France S.A.S.		France		100%		Full
Constellium Extrusions Levice S.r.o.		Slovakia		100%		Full
Constellium Automotive Mexico, S. DE R.L. DE C.V.		Mexico		100%		Full
Constellium Automotive Mexico Trading, S. DE R.L. DE C.V.		Mexico		100%		Full
Astrex Inc		Canada		50%		Full
Constellium Automotive Zilina S.r.o.	Slovakia		100%		Full
Constellium Automotive Nanjing Co Ltd	China		100%		Full
Constellium Automotive Spain SL	Spain		100%		Full

A&T
Constellium Issoire S.A.S.	France		100%		Full
Constellium Montreuil Juigné S.A.S.	France		100%		Full
Constellium China Limited	China		100%		Full
Constellium Japan KK	Japan		100%		Full
Constellium Rolled Products Ravenswood, LLC	US		100%		Full
Constellium Southeast Asia PTE LTD	Singapore		100%		Full
Constellium Ussel S.A.S.	France		100%		Full
AluInfra Services SA(A)	Switzerland		50%		Full

P&ARP
Constellium Deutschland GmbH	Germany		100%		Full
Constellium Rolled Products Singen GmbH KG	Germany		100%		Full
Constellium Property and Equipment Company, LLC	US		100%		Full
Constellium Neuf Brisach	France		100%		Full
Constellium Muscle Shoals LLC	US		100%		Full
Constellium Holding Muscle Shoals LLC	US		100%		Full
Constellium Muscle Shoals Funding II LLC	US		100%		Full
Listerhill Total Maintenance Center LLC	US		100%		Full
Constellium Metal Procurement LLC	US		100%		Full
Constellium-UACJ ABS LLC	US		51%		Equity
Rhenaroll	France		50%		Equity
Holdings & Corporate
C-TEC Constellium Technology Center S.A.S.	France		100%		Full
Constellium Finance S.A.S.	France		100%		Full
Constellium France III	France		100%		Full
Constellium France Holdco S.A.S.	France		100%		Full
Constellium International	France		100%		Full
Constellium Paris S.A.S	France		100%		Full
Constellium Germany Holdco GmbH & Co. KG	Germany		100%		Full
Constellium Germany Verwaltungs GmbH	Germany		100%		Full
Constellium UK Limited	United Kingdom		100%		Full
Constellium U.S. Holdings I, LLC	US		100%		Full
Constellium Switzerland AG	Switzerland		100%		Full
Constellium W S.A.S.	France		100%		Full
Constellium Treuhand UG	Germany		100%		Full
Engineered Products International S.A.S.	France		100%		Full

(A)	AluInfra Services SA, the joint venture created with Novelis in July 2018, is consolidated as a joint operation and is immaterial in the Group Consolidated Financial Statements